ACCRUED EXPENSES AND OTHER LIABILITIES	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

10.    ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Current:
Payables to corporate clients in relation to ESOP management services (1)	870,283	508,375
Accrued payroll and welfare expenses	531,409	597,834
Tax payables	494,744	403,700
Accrued advertising and promotion fee	152,305	92,278
Temporary payables in relation to fund distribution services	48,240	47,111
Accrued professional fee	22,066	40,209
Stamp duty, trading levy and trading fee payables	19,447	45,058
Accrued market information and data fee	12,832	7,765
Contract liabilities - current	3,058	1,714
Refund from depositary bank - current	2,773	2,790
Others	19,056	60,252
Total	2,176,213	1,807,086
Non-current:
Contract liabilities - non-current	5,910	5,429
Refund from depositary bank - non-current	4,389	3,022
Deferred tax liabilities (Note 23)	636	7,643
Total	10,935	16,094
(1)

Payables to corporate clients in relation to ESOP management services mainly consist of exercise payment of share options and related withholding tax.These payables are usually expected to be settled within one year.

10.    ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31	As of September 30,
	2021	2022

	(HK$ in thousands)
Current:
Accrued payroll and welfare expenses	531,409	692,817
Tax payables	494,744	423,669
Payables to corporate clients in relation to ESOP management services (1)	870,283	265,647
Accrued advertising and promotion fee	152,305	120,409
Temporary payables in relation to fund distribution services	48,240	68,003
Stamp duty, trading levy and trading fee payables	19,447	31,625
Accrued professional fee	22,066	16,540
Accrued market information and data fee	12,832	6,457
Refund from depositary bank - current	2,773	2,791
Contract liabilities – current	3,058	1,323
Others	19,056	54,541
Total	2,176,213	1,683,822
Non-current:
Contract liabilities - non-current	5,910	4,955
Refund from depositary bank - non-current	4,389	2,325
Deferred tax liabilities (Note 23)	636	13,446
Total	10,935	20,726
(1)

Payables to corporate clients in relation to ESOP management services mainly consist of exercise payment of  share options and related withholding tax.These payables are usually expected to be settled within one year.